Summary of Significant Accounting Policies - Impairment of Other Intangible Assets and Long-Lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Percentage of cash balance is with a single bank	35.00%
Advertising expense	$ 6	$ 2	$ 3
Cumulative effect of the adoption of accounting standard update	1,371	$ 1,334	$ 984	$ 1,682
Cumulative effect of the adoption of accounting standard update
Summary of Significant Accounting Policies
Cumulative effect of the adoption of accounting standard update	$ (3)
Supplier relationships
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	10 years
Travel partner network
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	10 years
Maximum | Trademarks/tradenames
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	10 years
Maximum | Business client relationships
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	15 years
Minimum | Trademarks/tradenames
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	5 years
Minimum | Business client relationships
Summary of Significant Accounting Policies
Finite-lived intangible assets, useful life	10 years